Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.             PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following (all amounts in thousands):

	2014	2013
Value added taxes receivable	$30	$17
Prepaid expenses	495	312
Debt issuance costs, current portion	21	53
Other	102	81
	$648	$463